Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Bond Plus Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.16%
Core Income Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.73%	2.78%	7.98%	(12.40%)	(0.39%)	9.58%	10.92%	(1.94%)	5.01%	5.24%
Diversified Bond Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.85%	1.62%	3.60%	(18.62%)	(1.93%)	10.35%	13.00%	(1.36%)	6.88%	5.04%
Floating Rate Income Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.30%	8.05%	13.66%	(1.54%)	4.62%	4.71%	8.11%	(0.03%)	3.76%	8.38%
High Yield Bond Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.27%	7.14%	12.22%	(10.35%)	5.42%	5.74%	13.98%	(3.27%)	7.75%	15.37%
Inflation Managed Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.99%	2.36%	3.67%	(11.87%)	5.69%	11.42%	8.64%	(2.15%)	3.68%	5.12%
Intermediate Bond Portfolio | I
Prospectus [Line Items]
Annual Return [Percent]	7.29%	2.32%	5.95%	(12.81%)	(1.70%)
Short Duration Bond Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.42%	4.87%	4.87%	(4.58%)	(0.45%)	3.37%	4.22%	1.14%	1.26%	1.69%
Total Return Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.98%	2.70%	6.55%	(14.02%)	(1.13%)	8.34%	8.49%	(0.60%)	4.72%	2.87%
Emerging Markets Debt Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.68%	6.88%	12.35%	(9.27%)	(6.12%)	1.75%	9.52%	(5.45%)	13.09%	17.02%
Dividend Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.39%	13.24%	13.32%	(10.49%)	25.80%	13.44%	30.64%	(1.28%)	19.07%	11.46%
Equity Index Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.55%	24.66%	25.93%	(18.31%)	28.37%	18.11%	31.10%	(4.73%)	21.48%	11.61%
Focused Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.95%	27.95%	37.96%	(33.80%)	19.79%	38.29%	35.46%	4.99%	29.50%	2.35%
Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.01%	31.82%	35.55%	(31.21%)	23.42%	31.56%	38.13%	2.40%	31.64%	2.21%
Hedged Equity Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.11%	17.87%	15.69%	(7.95%)
Large-Cap Core Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	14.43%	23.96%	27.06%	(20.61%)	27.76%	13.94%	32.13%	(7.74%)	17.08%	11.83%
Large-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.39%	29.97%	45.12%	(37.90%)	20.27%	38.35%	32.34%	1.89%	33.69%	0.51%
Large-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	18.31%
Large-Cap Value Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	9.97%	7.97%	14.91%	(6.63%)	26.12%	5.87%	28.46%	(9.35%)	13.95%	12.87%
Mid-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	2.22%	2.48%	19.62%	(30.72%)	16.67%	50.14%	38.45%	0.16%	27.49%	6.27%
Mid-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	9.01%	14.95%	15.35%	(17.26%)	16.40%	27.51%	20.84%	(9.72%)	24.27%	18.42%
Mid-Cap Value Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.15%	10.31%	16.39%	(7.26%)	27.03%	5.52%	29.94%	(14.79%)	15.46%	15.29%
QQQ® Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	20.44%
Small-Cap Equity Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.83%	9.70%	12.97%	(12.92%)	26.46%	5.42%	23.96%	(12.91%)	8.72%	30.42%
Small-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.99%	6.55%	14.20%	(29.92%)	1.69%	55.58%	31.90%	5.55%	30.21%	(2.46%)
Small-Cap Index Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.22%	10.84%	16.20%	(20.86%)	14.24%	19.16%	24.80%	(11.55%)	14.06%	20.66%
Small-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.49%
Small-Cap Value Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.70%	6.18%	7.53%	(16.81%)	35.61%	3.44%	22.58%	(16.29%)	8.65%	29.60%
Value Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	20.39%	10.14%	3.77%	(0.53%)	21.64%	(6.94%)	24.72%	(12.37%)	17.76%	17.50%
Value Advantage Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	9.57%	16.50%	9.60%	(4.07%)	28.52%	(2.78%)	26.96%	(9.06%)	14.32%	16.49%
Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	33.37%	(1.52%)	8.95%	(25.27%)	(8.28%)	17.33%	25.60%	(11.99%)	34.52%	6.46%
International Equity Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	32.53%
International Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	22.68%	7.39%	13.73%	(21.54%)
International Large-Cap Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	22.58%	3.68%	18.65%	(15.19%)	14.78%	10.74%	28.03%	(11.81%)	27.51%	(0.08%)
International Small-Cap Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	23.41%	(0.98%)	17.23%	(17.09%)	13.87%	8.42%	20.07%	(22.16%)	31.92%	3.42%
International Value Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	47.74%	3.89%	20.20%	(1.26%)	20.36%	(7.17%)	16.60%	(14.96%)	21.57%	2.98%
Health Sciences Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	16.29%	4.04%	3.42%	(5.80%)	12.38%	18.79%	25.77%	7.90%	23.97%	(5.97%)
Real Estate Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	2.12%	7.51%	13.01%	(25.64%)	40.32%	(3.28%)	31.28%	(7.45%)	3.24%	6.59%
Technology Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	22.65%	37.45%	53.68%	(36.06%)	13.86%	47.24%	36.32%	1.79%	38.78%	(6.61%)
PSF Avantis Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.22%	11.54%	13.83%	(14.99%)	12.50%	12.11%	19.75%	(6.19%)	12.98%
Pacific Dynamix - Conservative Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	11.93%	8.54%	11.68%	(14.38%)	6.44%	12.21%	15.47%	(3.84%)	9.94%	6.84%
Pacific Dynamix - Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	13.94%	12.12%	15.04%	(15.69%)	10.62%	14.58%	18.94%	(5.53%)	13.79%	8.45%
Pacific Dynamix - Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	16.49%	13.90%	16.98%	(16.69%)	14.33%	15.79%	22.94%	(7.28%)	17.52%	10.17%
Pacific Dynamix - Aggressive Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	18.94%
Portfolio Optimization Conservative Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	9.95%	6.38%	9.22%	(13.67%)	2.20%	7.88%	12.20%	(3.38%)	7.37%	5.83%
Portfolio Optimization Moderate-Conservative Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.06%	8.41%	11.06%	(14.90%)	6.28%	9.97%	15.28%	(4.99%)	10.79%	6.78%
Portfolio Optimization Moderate Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	13.27%	11.21%	13.88%	(15.72%)	9.18%	11.83%	18.46%	(6.55%)	13.22%	8.08%
Portfolio Optimization Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.31%	11.36%	14.45%	(16.88%)	13.12%	12.72%	21.65%	(8.19%)	16.38%	8.81%
Portfolio Optimization Aggressive-Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.08%	12.37%	15.96%	(17.51%)	15.68%	12.46%	23.76%	(9.39%)	18.60%	9.33%
PD 1-3 Year Corporate Bond Portfolio | Class P
Prospectus [Line Items]
Annual Return [Percent]	5.60%	4.91%	5.21%	(3.32%)	(0.37%)	2.94%	4.96%	1.33%	1.50%	1.80%
PD Aggregate Bond Index Portfolio | Class P
Prospectus [Line Items]
Annual Return [Percent]	6.98%	1.13%	5.36%	(13.28%)	(1.84%)	7.15%	8.43%	(0.14%)	3.37%	2.34%
PD High Yield Bond Market Portfolio | Class P
Prospectus [Line Items]
Annual Return [Percent]	8.20%	8.25%	13.48%	(11.00%)	5.07%	6.71%	14.39%	(2.57%)	6.93%	16.79%
PD Large-Cap Growth Index Portfolio | Class P
Prospectus [Line Items]
Annual Return [Percent]	18.41%	33.13%	42.53%	(29.25%)	27.34%	38.22%	36.10%	(1.78%)	29.90%	6.91%
PD Large-Cap Value Index Portfolio | Class P
Prospectus [Line Items]
Annual Return [Percent]	15.68%	14.20%	11.31%	(7.77%)	25.03%	3.10%	26.32%	(8.41%)	13.48%	17.00%
PD Mid-Cap Index Portfolio | Class P
Prospectus [Line Items]
Annual Return [Percent]	10.36%	15.12%	16.95%	(17.45%)	22.37%
PD Small-Cap Growth Index Portfolio | Class P
Prospectus [Line Items]
Annual Return [Percent]	12.71%	14.80%	18.25%	(26.46%)	2.76%	34.71%	28.15%	(9.42%)	21.95%	11.27%
PD Small-Cap Value Index Portfolio | Class P
Prospectus [Line Items]
Annual Return [Percent]	12.35%	7.64%	14.19%	(14.81%)	27.90%	4.92%	22.06%	(12.97%)	7.59%	31.35%
PD Emerging Markets Index Portfolio | Class P
Prospectus [Line Items]
Annual Return [Percent]	31.31%	6.47%	8.80%	(22.16%)	(1.38%)	13.76%	15.75%	(13.77%)	36.49%	11.93%
PD International Large-Cap Index Portfolio | Class P
Prospectus [Line Items]
Annual Return [Percent]	31.84%	4.42%	18.24%	(12.73%)	14.19%	8.25%	21.68%	(14.44%)	25.07%	3.14%